Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 6/11/2014

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: May 31, 2014

Reference is made to the Series 2002-CC Supplement as amended, (the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended, (the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of June 13, 2014 and with respect to the performance of the Trust during the related Monthly Period from May 1, 2014 through May 31, 2014. Current Distribution Date is June 16, 2014.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commision (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount

Class A (2005- 9)	14041NCK5	16-Jun-14	69,651.11	0.2143111077
Class A (2006- 3)	14041NCQ2	16-Jun-14	1,683,333.33	4.2083333250
Class A (2006-11)	14041NDB4	16-Jun-14	160,733.33	0.2143111067
Class A (2007- 1)	14041NDG3	16-Jun-14	111,722.22	0.1787555520
Class A (2007- 2)	14041NDL2	16-Jun-14	143,795.56	0.2054222286
Class A (2007- A)	U13554AD9	16-Jun-14	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	16-Jun-14	101,920.00	0.1698666667
Class A (2007-7)	14041NDX6	16-Jun-14	4,791,666.67	4.7916666700
Class A (2013-1)	14041NEK3	16-Jun-14	393,750.00	0.5250000000
Class A (2013-2)	14041NEL1	16-Jun-14	206,017.78	0.2943111143
Class A (2013-3)	14041NEM9	16-Jun-14	600,000.00	0.8000000000
Class A (2014-1)	14041NEN7	15-Jul-14	—	0.0000000000
Class A (2014-2)	14041NEP2	16-Jun-14	1,102,500.00	1.0500000000
Class A (2014-3)	14041NER8	16-Jun-14	212,440.00	0.4720888889

Total Class A			10,444,196.67

Class B (2004-3)	14041NBL4	16-Jun-14	117,480.00	0.7832000000
Class B (2004-7)		15-Jul-14	—	0.0000000000
Class B (2005-1)	14041NBX8	16-Jun-14	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	15-Jul-14	—	0.0000000000
Class B (2006-1)	14041NCT6	16-Jun-14	67,060.00	0.3832000000
Class B (2007- 1)	14041NDH1	16-Jun-14	131,008.89	0.3743111143
Class B (2009-C)		16-Jun-14	—	0.0000000000

Total Class B			1,030,132.22

Class C (2004-3)		16-Jun-14	5,879,081.25	15.9975000000
Class C (2007-1)	14041NDJ7	16-Jun-14	168,293.33	0.5609777667
Class C (2009-A)		16-Jun-14	240,244.44	0.9609777600

Total Class C			6,287,619.02

Total			17,761,947.91

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount

Class C (2004-3)		16-Jun-14	367,500,000.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount

Class A (2005- 9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2006- 3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007- 1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007- 2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007- A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2013-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2013-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2013-3)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2014-1)	950,000,000.00	950,000,000.00	950,000,000.00	950,000,000.00
Class A (2014-2)	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00
Class A (2014-3)	450,000,000.00	450,000,000.00	450,000,000.00	450,000,000.00

Total Class A	9,250,000,000.00	9,250,000,000.00	9,250,000,000.00	9,250,000,000.00

Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007- 1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	—	—	—	—

Total Class B	1,134,605,000.00	1,134,605,000.00	1,134,605,000.00	1,134,605,000.00

Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2009-A)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00

Total Class C	917,500,000.00	917,500,000.00	917,500,000.00	917,500,000.00

Class D (2002-1)		114,170,334.74	114,170,334.74	114,170,334.74

Total	11,302,105,000.00	11,416,275,334.74	11,416,275,334.74	11,416,275,334.74

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period and any increases in the outstanding principal amount thereof expected to occur on or before the Distribution Date, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*

Class A (2005- 9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2006- 3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007- 1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007- 2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007- A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2013-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2013-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2013-3)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2014-1)	950,000,000.00	—	—	—	—	—	—	950,000,000.00
Class A (2014-2)	1,050,000,000.00	—	—	—	—	—	—	1,050,000,000.00
Class A (2014-3)	450,000,000.00	—	—	—	—	—	—	450,000,000.00

Total Class A	9,250,000,000.00	—	—	—	—	—	—	9,250,000,000.00

Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007- 1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	—	—	—	—	—	—	—	—

Total Class B	1,134,605,000.00	—	—	—	—	—	—	1,134,605,000.00

Class C (2004-3)	367,500,000.00	—	—	—	—	—	367,500,000.00	—
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2009-A)	250,000,000.00	—	—	—	—	—	—	500,000,000.00

Total Class C	917,500,000.00	—	—	—	—	—	367,500,000.00	800,000,000.00

Class D (2002-1)	114,170,334.74	—	—	—	—	—	—	112,983,349.75

Total	11,416,275,334.74	—	—	—	—	—	367,500,000.00	11,297,588,349.75

*	The Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Accout	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings

Class C (2004-3)	—	367,500,000.00	—	367,500,000.00	367,500,000.00	—	—

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings

Class A (2005- 9)	0.241%	—	69,651.11	—	69,651.11	(69,651.11)	—	0.00
Class A (2006- 3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-11)	0.241%	—	160,733.33	—	160,733.33	(160,733.33)	—	0.00
Class A (2007- 1)	0.201%	—	111,722.22	—	111,722.22	(111,722.22)	—	0.00
Class A (2007- 2)	0.231%	—	143,795.56	—	143,795.56	(143,795.56)	—	0.00
Class A (2007- A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.191%	—	101,920.00	—	101,920.00	(101,920.00)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2013-1)	0.630%	—	393,750.00	—	393,750.00	(393,750.00)	—	0.00
Class A (2013-2)	0.331%	—	206,017.78	—	206,017.78	(206,017.78)	—	0.00
Class A (2013-3)	0.960%	—	600,000.00	—	600,000.00	(600,000.00)	—	0.00
Class A (2014-1)	0.426%	337,606.25	360,113.33	—	360,113.33	—	697,719.58	0.00
Class A (2014-2)	1.260%	—	1,102,500.00	—	1,102,500.00	(1,102,500.00)	—	0.00
Class A (2014-3)	0.531%	—	212,440.00	—	212,440.00	(212,440.00)	—	0.00

Total Class A		337,606.25	10,804,310.00	—	10,804,310.00	(10,444,196.67)	697,719.58	—

Class B (2004-3)	0.881%	—	117,480.00	—	117,480.00	(117,480.00)	—	0.00
Class B (2004-7)	0.821%	134,646.78	126,231.36	—	126,231.36	—	260,878.14	0.65
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	0.776%	64,704.17	69,017.78	—	69,017.78	—	133,721.95	0.32
Class B (2006-1)	0.431%	—	67,060.00	—	67,060.00	(67,060.00)	—	0.00
Class B (2007- 1)	0.421%	—	131,008.89	—	131,008.89	(131,008.89)	—	0.00
Class B (2009-C)	—	—	—	—	—	—	—	0.00

Total Class B		199,350.95	1,225,381.36	—	1,225,381.36	(1,030,132.22)	394,600.09	0.97

Class C (2004-3)	6.399%	3,919,387.50	1,959,693.75	—	1,959,693.75	(5,879,081.25)	—	25.77
Class C (2007-1)	0.631%	—	168,293.33	—	168,293.33	(168,293.33)	—	0.00
Class C (2009-A)	—	—	240,244.44	—	240,244.44	(240,244.44)	—	0.00
	—

Total Class C		3,919,387.50	2,368,231.52	—	2,368,231.52	(6,287,619.02)	—	25.77

Total		4,456,344.70	14,397,922.88	—	14,397,922.88	(17,761,947.91)	1,092,319.67	26.74

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings

NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings

NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings

NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount

NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount

NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount

NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities and all increases to the outstanding principal amount of any existing tranche expected to occur on or before the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes

Class A (2005- 9)	35,240,952.50	35,240,952.50	27,409,622.50	27,409,622.50	3,915,925.00	3,915,925.00
Class A (2006- 3)	43,373,480.00	43,373,480.00	33,734,920.00	33,734,920.00	4,819,600.00	4,819,600.00
Class A (2006-11)	81,325,275.00	81,325,275.00	63,252,975.00	63,252,975.00	9,036,750.00	9,036,750.00
Class A (2007- 1)	67,771,062.50	67,771,062.50	52,710,812.50	52,710,812.50	7,530,625.00	7,530,625.00
Class A (2007- 2)	75,903,590.00	75,903,590.00	59,036,110.00	59,036,110.00	8,434,300.00	8,434,300.00
Class A (2007- A)	21,686,740.00	21,686,740.00	16,867,460.00	16,867,460.00	2,409,800.00	2,409,800.00
Class A (2007-5)	65,060,220.00	65,060,220.00	50,602,380.00	50,602,380.00	7,229,400.00	7,229,400.00
Class A (2007-7)	108,433,700.00	108,433,700.00	84,337,300.00	84,337,300.00	12,049,000.00	12,049,000.00
Class A (2013-1)	81,325,275.00	81,325,275.00	63,252,975.00	63,252,975.00	9,036,750.00	9,036,750.00
Class A (2013-2)	75,903,590.00	75,903,590.00	59,036,110.00	59,036,110.00	8,434,300.00	8,434,300.00
Class A (2013-3)	81,325,275.00	81,325,275.00	63,252,975.00	63,252,975.00	9,036,750.00	9,036,750.00
Class A (2014-1)	103,012,015.00	103,012,015.00	80,120,435.00	80,120,435.00	11,446,550.00	11,446,550.00
Class A (2014-2)	113,855,385.00	113,855,385.00	88,554,165.00	88,554,165.00	12,651,450.00	12,651,450.00
Class A (2014-3)	48,795,165.00	48,795,165.00	37,951,785.00	37,951,785.00	5,422,050.00	5,422,050.00

Total Class A	1,003,011,725.00	1,003,011,725.00	780,120,025.00	780,120,025.00	111,453,250.00	111,453,250.00

Class B (2004-3)			104,459,159.25	104,459,159.25	14,923,740.27	14,923,740.27
Class B (2004-7)			128,557,887.29	128,557,887.29	18,366,647.16	18,366,647.16
Class B (2005-1)			121,869,019.12	121,869,019.12	17,411,030.32	17,411,030.32
Class B (2005-3)			69,639,439.50	69,639,439.50	9,949,160.18	9,949,160.18
Class B (2006-1)			121,869,019.12	121,869,019.12	17,411,030.32	17,411,030.32
Class B (2007- 1)			243,738,038.25	243,738,038.25	34,822,060.64	34,822,060.64
Class B (2009-C)			—	—	—	—

Total Class B			790,132,562.53	790,132,562.53	112,883,668.89	112,883,668.89

Class C (2004-3)
Class C (2007-1)					42,368,756.16	42,368,756.16
Class C (2009-A)		—			70,614,593.59	70,614,593.59

Total Class C					112,983,349.75	112,983,349.75

N. Early Redemption Event

Current Month Excess Spread Amount	$148,820,278.37

Prior Month Excess Spread Amount	$138,886,452.08

Two Months Prior Excess Spread Amount	$134,567,759.83

Three Month Average Excess Spread Amount	$140,758,163.43

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report

Most Recent Form ABS - 15G

Filed by: Capital One Funding, LLC

CIK#: 00011633221

Date: February 12, 2014

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of June, 2014.

Capital One Bank (USA), National Association as Administrator

By:	/s/ Pam Koch

Name:	Pam Koch
Title:	Authorized Officer
Date:	6/11/2014